Consolidated Statements of Comprehensive Loss ¥ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2021 USD ($) $ / shares shares	Mar. 31, 2021 CNY (¥) ¥ / shares shares	Mar. 31, 2020 CNY (¥) ¥ / shares shares	Mar. 31, 2019 CNY (¥) ¥ / shares shares
Net revenues:
Total revenues	$ 154,307	¥ 1,010,985	¥ 770,237	¥ 803,831
Total cost of revenue	(125,719)	(823,686)	(611,470)	(599,477)
Gross profit	28,588	187,299	158,767	204,354
Operating expenses:
Fulfillment expenses	(18,344)	(120,188)	(115,887)	(184,846)
Sales and marketing expenses	(24,451)	(160,201)	(128,387)	(157,482)
General and administrative expenses	(17,396)	(113,972)	(54,277)	(67,007)
Other income, net	163	1,067	2,398	3,851
Loss from operations	(31,440)	(205,995)	(137,386)	(201,130)
Interest income	2,679	17,553	400	114
Interest expense	(4,220)	(27,650)	(59,268)	(18,654)
Other gain (losses), net	1,730	11,332	6,984	(9,814)
Fair value change of derivative liabilities	1,735	11,369	13,345	(2,274)
Loss before income tax expenses	(29,516)	(193,391)	(175,925)	(231,758)
Income taxes expenses	133	871	512	141
Share of results of equity investees	(106)	(696)	(520)	91
Net loss	(29,489)	(193,216)	(175,933)	(231,526)
Less: Net income attributable to the non-controlling interest shareholders	187	1,228	3,091	2,715
Net loss attributable to Boqii Holding Limited	(29,676)	(194,444)	(179,024)	(234,241)
Less: Accretion on convertible redeemable preferred shares to redemption value	18,449	120,873	(204,796)	(392,550)
Less: Accretion on redeemable non-controlling interests to redemption value	(21)	(138)
Less: Deemed dividend to preferred shareholders	(1,915)	(12,547)	(1,142)	(723)
Net loss attributable to Boqii Holding Limited's ordinary shareholders	(13,163)	(86,256)	(384,962)	(627,514)
Net loss	(29,489)	(193,216)	(175,933)	(231,526)
Other comprehensive income (loss):
Foreign currency translation adjustment, net of nil tax	(4,907)	(32,148)	2,021	3,808
Unrealized securities holding gains	118	772	3,209	1,711
Total comprehensive loss	(34,278)	(224,592)	(170,703)	(226,007)
Less: Total comprehensive loss attributable to non- controlling interests shareholders	187	1,228	3,091	2,715
Total comprehensive loss attributable to Boqii Holding Limited	$ (34,465)	¥ (225,820)	¥ (173,794)	¥ (228,722)
Net loss per share attributable to Boqii Holding Limited's ordinary shareholders
— basic | (per share)	$ (0.20)	¥ (1.29)	¥ (17.31)	¥ (28.22)
— diluted | (per share)	$ (0.20)	¥ (1.29)	¥ (17.31)	¥ (28.22)
Weighted average number of ordinary shares
— basic | shares	66,953,610	66,953,610	22,238,454	22,238,454
— diluted | shares	66,953,610	66,953,610	22,238,454	22,238,454
Product Sales [Member]
Net revenues:
Total revenues	$ 153,118	¥ 1,003,197	¥ 767,496	¥ 797,995
Total cost of revenue | ¥		(820,300)	(610,600)	(599,200)
Online Marketing And Information Services And Other Revenue [Member]
Net revenues:
Total revenues	$ 1,189	7,788	2,741	5,836
Total cost of revenue | ¥		¥ (3,400)	¥ (900)	¥ (300)